APPROPRIATED RESERVES (Tables)	12 Months Ended
Dec. 31, 2021
APPROPRIATED RESERVES
Schedule of appropriated retained earnings

Concept	December 31, 2021	December 31, 2020
In millions of COP
Appropriation of net income(1)(2)	13,628,995	13,406,195
Others	1,032,012	424,409
Total Appropiated reserves	14,661,007	13,830,604
(1)	The legal reserve fulfills two objetives: to increase and maintain the company's capital and to absorb economic losses. Based on the aforementioned, this amount shall not be distributed in dividends to the stockholders.
(2)	Includes no claimed dividends reclassification by COP 4,441 pursuant to Article 85 of the Bank’s bylaws.